Income Taxes (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	Jan. 29, 2014	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Deferred tax liability recorded in equity		$ 1,191,452	$ 298,647	$ 348,992	$ 138,191	$ 46,821	$ 36,563
Federal income tax statutory rate	35.00%
IPO | Deferred Tax Liability Recorded In Equity
Income Taxes [Line Items]
Deferred tax liability recorded in equity	$ 164,500